Share Capital - Schedule of Change in Stock Options Outstanding (Details)								12 Months Ended
	Jul. 07, 2025 shares	Apr. 01, 2025 shares	Mar. 17, 2025 shares	Jan. 21, 2025 shares	Nov. 14, 2024 shares	Jul. 01, 2024 shares	Jan. 31, 2024 shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Disclosure Of Share Capital, Reserves And Other Equity Interests [Abstract]
Number of stock options, beginning balance (in shares) | shares								6,555,599	7,281,120
Number of stock options, granted (in shares) | shares	225,851	20,722	114,290	2,232,563	6,696	343,443	2,525,561	2,593,426	2,875,700
Number of stock options, exercised (in shares) | shares								(4,073,763)	(2,779,903)
Number of stock options, expired or cancelled (in shares) | shares								(289,354)	(821,318)
Number of stock options, ending balance (in shares) | shares								4,785,908	6,555,599
Weighted average exercise price, beginning balance (in CAD per share)								$ 4.55	$ 4.57
Weighted average exercise price, options granted (in CAD per share)								5.72	4.22
Weighted average exercise price, exercised (in CAD per share)								4.60	4.03
Weighted average exercise price, expired or cancelled (in CAD per share)								4.45	5.39
Weighted average exercise price, ending balance (in CAD per share)								5.14	4.55
Weighted average share price (in CAD per share)								$ 11.32	$ 5.47